Segment Disclosures, Results (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011
REVENUES
Affiliate					$ 98,052	[1]	$ 50,583
Third-party					11,049	[1]	7,297
Total Revenues					109,101	[1]	57,880
OPERATING AND MAINTENANCE EXPENSES
Segment Operating and Maintenance Expenses					52,683	[1]	38,636
IMBALANCE SETTLEMENT GAINS
Segment Imbalance Settlement Gains					(7,691)	[1]	(5,493)
DEPRECIATION AND AMORTIZATION EXPENSES
Segment Depreciation and Amortization Expenses					9,123	[1]	8,449
GENERAL AND ADMINISTRATIVE EXPENSES
Segment General and Administrative Expenses					4,848		2,379
(GAIN) LOSS ON ASSET DISPOSALS
Segment (Gain) Loss on Asset Disposals					257	[1]	26
OPERATING INCOME (LOSS)
Segment Operating Income (Loss)					49,881		13,883
Interest and financing costs, net					(3,360)	[1]	(1,062)
NET INCOME					39,811	[1]	9,202
Segment Reporting Information, Additional Information
Capital Expenditures	25,737		36,579	12,982	75,298		8,950
Identifiable Assets	339,794	[2]			339,794	[2]			233,809
Crude Oil Gathering
REVENUES
Affiliate					50,662	[3]	29,810	[3]
Third-party					360		237
Total Revenues					51,022		30,047
OPERATING AND MAINTENANCE EXPENSES
Segment Operating and Maintenance Expenses					31,571		19,295
IMBALANCE SETTLEMENT GAINS
Segment Imbalance Settlement Gains					(3,860)		(3,421)
DEPRECIATION AND AMORTIZATION EXPENSES
Segment Depreciation and Amortization Expenses					2,482		2,355
GENERAL AND ADMINISTRATIVE EXPENSES
Segment General and Administrative Expenses					2,364		821
(GAIN) LOSS ON ASSET DISPOSALS
Segment (Gain) Loss on Asset Disposals					0		(10)
OPERATING INCOME (LOSS)
Segment Operating Income (Loss)					18,465		11,007
Segment Reporting Information, Additional Information
Capital Expenditures	4,219		6,328	2,621	13,168		406
Identifiable Assets	79,237				79,237				72,795
Terminalling, Transportation and Storage
REVENUES
Affiliate					47,390	[3]	20,773	[3]
Third-party					10,689		7,060
Total Revenues					58,079		27,833
OPERATING AND MAINTENANCE EXPENSES
Segment Operating and Maintenance Expenses					21,112		19,341
IMBALANCE SETTLEMENT GAINS
Segment Imbalance Settlement Gains					(3,831)		(2,072)
DEPRECIATION AND AMORTIZATION EXPENSES
Segment Depreciation and Amortization Expenses					6,641		6,094
GENERAL AND ADMINISTRATIVE EXPENSES
Segment General and Administrative Expenses					2,484		1,558
(GAIN) LOSS ON ASSET DISPOSALS
Segment (Gain) Loss on Asset Disposals					257		36
OPERATING INCOME (LOSS)
Segment Operating Income (Loss)					31,416		2,876
Segment Reporting Information, Additional Information
Capital Expenditures	21,518		30,251	10,361	62,130		8,544
Identifiable Assets	194,345				194,345				140,323
Corporate
OPERATING INCOME (LOSS)
Unallocated general and administrative expenses					(6,710)		(3,619)
Interest and financing costs, net					(3,360)		(1,062)
Segment Reporting Information, Additional Information
Identifiable Assets	$ 66,212				$ 66,212				$ 20,691

[1]	Adjusted to include the historical results of the Anacortes rail unloading facility. See Notes A and B for further discussion.
[2]	Includes the historical balances of the Anacortes rail unloading facility. See Notes A and B for further discussion.
[3]	Historically, no affiliate revenue was recognized by our Predecessors in the Terminalling, Transportation and Storage segment, and no affiliate revenue was recognized by the Predecessors for trucking services in the Crude Oil Gathering segment. Our FERC and NDPSC regulated pipelines were our source of affiliate revenues in the Crude Oil Gathering segment.